USAA New York Bond Fund
Risk/Return
INVESTMENT OBJECTIVE

The New York Bond Fund (the Fund) provides New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (New York Bond Fund)	New York Bond Fund Shares	New York Bond Fund Adviser Shares
Redemption Fee (on shares held less than 60 days) USAA New York Bond Fund	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (New York Bond Fund) USAA New York Bond Fund	New York Bond Fund Shares	New York Bond Fund Adviser Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.40%	0.38%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.25%	0.22%
Total Annual Operating Expenses	0.65%	0.85%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (New York Bond Fund) USAA New York Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
New York Bond Fund Shares	66	208	362	810
New York Bond Fund Adviser Shares	87	271	471	1,049

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in long-term investment-grade securities issued by the state of New York, its political subdivisions, municipalities and public authorities, and instrumentalities, and by other government entities, the interest on which is exempt from federal income tax and New York State and New York City personal income tax (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund's net assets will consist of New York tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely dividend, interest, and principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

As a mutual fund that has the ability to invest in bonds, there is a risk that the market value of the bonds in the Fund's portfolio will fluctuate because of changes in interest rates, changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund also may realize a taxable capital gain.

Because the Fund invests primarily in New York tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and of an additional index.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
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SIX-MONTH YTD TOTAL RETURN
-3.77% (6/30/13)
BEST QUARTER*	WORST QUARTER*
8.72% 3rd Qtr. 2009	-5.27% 4th Qtr. 2010
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. Please note that after-tax returns are shown only for the Fund Shares and may differ from the Adviser Shares.

Average Annual Total Returns (New York Bond Fund) USAA New York Bond Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
New York Bond Fund Shares	8.19%	6.00%	4.97%
New York Bond Fund Shares After Taxes on Distributions	8.19%	5.98%	4.95%
New York Bond Fund Shares After Taxes on Distributions and Sale of Fund Shares	6.66%	5.74%	4.87%
New York Bond Fund Shares Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	6.78%	5.91%	5.10%
New York Bond Fund Shares Lipper New York Municipal Debt Funds Index (reflects no deduction for taxes)	8.20%	5.45%	4.56%
New York Bond Fund Adviser Shares	7.95%			6.94%	Aug. 01, 2010
New York Bond Fund Adviser Shares Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)				6.22%	Aug. 01, 2010
New York Bond Fund Adviser Shares Lipper New York Municipal Debt Funds Index (reflects no deduction for taxes)				6.23%	Aug. 01, 2010